CAPITAL STRUCTURE - Shares Repurchased for Retirement - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014		Jan. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Aug. 07, 2014
Capital Structure [Line Items]
Shares repurchased for retirement	$ 300,495
Treasury shares, shares	17,684,386			16,222,246	11,267,038
Ordinary shares, issued	1,633,701,920			1,666,633,448	1,658,059,295
Ordinary shares, outstanding	1,616,017,534			1,650,411,202	1,646,792,257
Shares Purchased For Retirement [Member]
Capital Structure [Line Items]
Treasury shares, shares	3,717,816
Shares Purchased For Retirement [Member] | Subsequent Event [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)			3,717,816
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)	(36,649,344)	[1]
Retirement of shares (in shares)	32,931,528	[1]
Shares repurchased for retirement	300,495
Treasury Shares [Member] | Shares Purchased For Retirement [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount						500,000
Shares repurchased for retirement (in ADSs or in shares)	36,649,344
Share repurchased for retirement, average market price per ADS or per share	$ 8.20
Retirement of shares (in shares)	32,931,528
Shares repurchased for retirement	300,495
Treasury Shares [Member] | Shares Purchased For Retirement [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)	12,216,448
Share repurchased for retirement, average market price per ADS or per share	$ 24.60
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)	0
Retirement of shares (in shares)	(32,931,528)
Shares repurchased for retirement	$ 0
Ordinary Shares [Member] | Shares Purchased For Retirement [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)	32,931,528

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the Stock Repurchase Program pending for retirement.